RISKS AND UNCERTAINTIES - COVID-19	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
RISKS AND UNCERTAINTIES - COVID-19
RISKS AND UNCERTAINTIES - COVID-19

15.RISKS AND UNCERTAINTIES – COVID-19

The Company sources its materials and services for its products and product candidates from facilities in areas impacted or which may be impacted by the outbreak of the coronavirus. This may impact the Company’s ability to obtain future inventory and impact the Company’s revenue stream as efforts to address this worldwide outbreak are undertaken. In addition, the Company has historically and principally funded its operations through debt borrowings, the issuance of convertible debt, and the issuance of units consisting of common stock and warrants which may also be impacted by economic conditions beyond the Company’s control. To the extent in which the coronavirus will impact the global economy and the Company is uncertain and cannot be reasonably measured.

18.         Risks and Uncertainties - COVID-19

The Company sources its materials and services for its products and product candidates from facilities in areas impacted or which may be impacted by the outbreak of the coronavirus. This may impact the Company's ability to obtain future inventory and impact the company's revenue stream as efforts to address this worldwide outbreak are undertaken. In addition, the Company has historically and principally funded its operations through debt borrowings, the issuance of convertible debt, and the issuance of units consisting of common stock and warrants which may also be impacted by economic conditions beyond the Company's control. To the extent in which the coronavirus will impact the global economy and the Company is uncertain and cannot be reasonably measured.